Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property and Equipment, Net [Line Item]
Less: accumulated depreciation	$ (227,079)	$ (228,248)
Total property and equipment, net	3,964	4,273
Furniture and fixture [Member]
Schedule of Property and Equipment, Net [Line Item]
Property and equipment, gross	116,856	117,474
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Item]
Property and equipment, gross	32,178	32,420
Motor vehicle [Member]
Schedule of Property and Equipment, Net [Line Item]
Property and equipment, gross	$ 82,009	$ 82,627